Wells, Pipelines, Properties, Plant and Equipment, Net - Summary of the net reversal of impairment of cash generating units as follows (Detail) - MXN ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	$ 78,308,945	$ 58,470,373
Impairment	(40,066,481)	(42,359,794)
Impairment (reversal of impairment)	143,179,778	218,809,394
Pemex Exploration And Production [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	70,220,601	52,973,448
Impairment	(32,584,927)	(20,232,261)
Reversal of impairment (Impairment), net	37,635,674	32,741,187
Impairment (reversal of impairment)	1,238,150,113	1,315,220,831
Pemex Exploration And Production [member] | Aceite Terciario del Golfo [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	13,493,508	14,870,748
Impairment (reversal of impairment)	54,019,442	15,747,232
Pemex Exploration And Production [member] | Cantarell [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	38,832,073	38,571,006
Impairment (reversal of impairment)	142,433,061	133,201,832
Pemex Exploration And Production [member] | Burgos [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment	(7,213,977)	(11,473,037)
Impairment (reversal of impairment)	9,686,548	17,599,717
Pemex Exploration And Production [member] | Tsimin Xux [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment	(13,576,171)	(15,938,558)
Impairment (reversal of impairment)	20,681,792	14,797,749
Pemex Exploration And Production [member] | Cuenca de Macuspana [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment	(126,242)	(122,791)
Impairment (reversal of impairment)	843,489	114,921
Pemex Exploration And Production [member] | Crudo Ligero Marino [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	8,012,507	1,045,288
Impairment (reversal of impairment)	21,536,136	0
Pemex Exploration And Production [member] | Antonio J Bermdez [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	6,342,147	0
Impairment (reversal of impairment)	28,193,558	46,336,093
Pemex Exploration And Production [member] | Tamaulipas Constituciones [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	2,301,884	0
Impairment (reversal of impairment)	7,070,363	17,773,512
Pemex Exploration And Production [member] | Chuc [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment	(9,082,385)	(15,153,935)
Impairment (reversal of impairment)	54,633,917	21,361,677
Pemex Exploration And Production [member] | Arenque [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	756,807	415,367
Impairment (reversal of impairment)	5,937,235	9,170,168
Pemex Exploration And Production [member] | Ixtal Manik [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	481,675	0
Impairment (reversal of impairment)	13,902,514	13,238,398
Pemex Exploration And Production [member] | Poza Rica [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversal of impairment)	8,597,852	14,416,335
Pemex Exploration And Production [member] | Ku Maloob Zaap [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment	(993,579)	0
Impairment (reversal of impairment)	646,140,977	860,706,622
Pemex Exploration And Production [member] | Cuenca De Veracruz [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment	(494,368)	0
Impairment (reversal of impairment)	169,460,571	105,692,219
Pemex Exploration And Production [member] | Lakach [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment	(368,455)	(302,926)
Pemex Exploration And Production [member] | Ogarrio magallanes [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment	(308,809)	0
Impairment (reversal of impairment)	29,327,987	25,883,780
Pemex Exploration And Production [member] | Misin (Cee) [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment	(297,469)	(28,424)
Pemex Exploration And Production [member] | Cactus Sitio Grande [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment	(123,472)	0
Impairment (reversal of impairment)	25,684,671	19,180,576
Pemex Exploration And Production [member] | Costero [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment	0	(158,664)
Pemex Exploration And Production [member] | Drilling Equipment [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	$ 0	$ 161,615